Significant Accounting Policies - Schedule of the Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents and Restricted Cash of the VIEs and their Subsidiaries (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating revenue:
Operating revenue	¥ 13,152,087	$ 1,880,723	¥ 14,203,594	¥ 13,057,082
Operating cost:
Operating cost	(8,683,441)	(1,241,716)	(9,177,366)	(8,544,012)
Gross profit	4,468,646	639,007	5,026,228	4,513,070
Operating expenses:
Total operating expenses	(2,876,029)	(411,266)	(2,740,023)	(2,633,972)
Others	19,461	2,783	58,188	7,774
Income before income tax	2,075,603	296,807	1,353,735	1,326,786
Income tax expenses	(398,526)	(56,988)	(253,275)	(260,841)
Net income	1,677,077	239,819	1,100,460	1,065,945
Net income attributable to ordinary shareholders of the Company	1,677,077	239,819	1,100,460	1,065,945
Net cash provided by operating activities	3,614,441	516,858	1,081,458	2,817,572
Net cash provided by/(used in) investing activities	(2,611,670)	(373,463)	(904,880)	2,334,452
Net cash (used in)/provided by financing activities	(1,030,961)	(147,426)	(387,277)	(3,882,952)
Net increase in cash, cash equivalents and restricted cash	(27,709)	(3,962)	(209,617)	1,272,986
Cash, cash equivalents and restricted cash at beginning of the year	3,993,552	571,070	4,203,169	2,930,183
Cash, cash equivalents and restricted cash at end of the year	3,965,843	$ 567,108	3,993,552	4,203,169
VIEs
Operating revenue:
Operating revenue	10,511,990		11,154,425	11,451,500
Operating cost:
Operating cost	(6,290,532)		(7,314,632)	(7,354,390)
Gross profit	4,221,458		3,839,793	4,097,110
Operating expenses:
Total operating expenses	(3,614,938)		(2,908,088)	(3,311,442)
Others	338,888		(556,017)	(448,109)
Income before income tax	945,408		375,688	337,559
Income tax expenses	(223,467)		(93,803)	(100,292)
Net income	721,941		281,885	237,267
Net income attributable to ordinary shareholders of the Company	721,941		281,885	237,267
Net cash provided by operating activities	3,264,268		207,079	1,443,381
Net cash provided by/(used in) investing activities	(2,514,896)		(799,910)	1,337,528
Net cash (used in)/provided by financing activities	(505,930)		654,636	(2,022,654)
Net increase in cash, cash equivalents and restricted cash	243,442		61,805	758,255
Cash, cash equivalents and restricted cash at beginning of the year	2,812,558		2,750,753	1,992,498
Cash, cash equivalents and restricted cash at end of the year	3,056,000		2,812,558	2,750,753
VIEs | Third-party
Operating revenue:
Operating revenue	10,381,825		10,958,115	11,264,532
Operating cost:
Operating cost	(6,290,106)		(7,314,444)	(7,354,363)
Operating expenses:
Total operating expenses	(1,760,165)		(1,799,169)	(1,766,810)
VIEs | Inter-group
Operating revenue:
Operating revenue	130,165		196,310	186,968
Operating cost:
Operating cost	(426)		(188)	(27)
Operating expenses:
Total operating expenses	(1,854,773)		(1,108,919)	(1,544,632)
Net cash provided by operating activities	(1,616,985)		(1,348,086)	(1,479,554)
Net cash provided by/(used in) investing activities	(149,630)		37,284	(50,326)
Net cash (used in)/provided by financing activities	(83,067)		563,507	250,005
VIEs | External Parties
Operating expenses:
Net cash provided by operating activities	4,881,253		1,555,165	2,922,935
Net cash provided by/(used in) investing activities	(2,365,266)		(837,194)	1,387,854
Net cash (used in)/provided by financing activities	¥ (422,863)		¥ 91,129	¥ (2,272,659)